Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Schedule of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Year ended December 31,
	2025	2024	2023
Revenue:
Social casino games	$298,958	$308,279	$304,602
iGaming	60,980	33,051	4,262
Total Revenue	$359,938	$341,330	$308,864
Advertising expenses:
Social casino games	$28,745	$29,898	$43,300
iGaming	23,187	9,678	1,863
Total advertising expenses	$51,932	$39,576	$45,163
Depreciation and amortization (including right-of-use assets):
Social casino games	$3,972	$1,885	$2,915
iGaming	3,475	3,301	551
Total depreciation and amortization (including right-of-use assets)	$7,447	$5,186	$3,466
Interest income:
Social casino games	$16,259	$15,657	$13,677
iGaming	-	-	-
Total interest income	$16,259	$15,657	$13,677
Interest expense:
Social casino games	$1,896	$2,022	$2,038
iGaming	5	27	-
Total interest expense	$1,901	$2,049	$2,038
Profit before income tax
Social casino games	$155,377	$165,838	$133,116
iGaming	(15,556)	(2,958)	(1,769)
Total profit before income tax	$139,821	$162,880	$131,347

Schedule of revenue and noncurrent assets by geographical location
The following table presents our revenue disaggregated based on the geographic location of our players (in thousands):

	Year ended December 31,
	2025	2024	2023
U.S.	$242,094	$269,481	$267,721
Canada	19,130	19,592	19,571
United Kingdom	57,896	27,072	5,133
Germany	16,914	950	954
International-other	23,904	24,235	15,485
Total	$359,938	$341,330	$308,864
The following table presents non-current assets by geographic regions (in thousands):

	Year ended December 31,
	2025	2024	2023
Korea	$2,084	$2,479	$5,874
U.S.	416,102	416,835	417,084
Europe	94,165	29,818	34,355
Total (1)	$512,351	$449,132	$457,313
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.